Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Sales by Company-operated restaurants	$ 3,859,883	$ 3,634,371	$ 3,504,128
Revenues from franchised restaurants	173,427	163,023	153,521
Total revenues	4,033,310	3,797,394	3,657,649
Company-operated restaurant expenses:
Food and paper	(1,350,515)	(1,269,146)	(1,216,141)
Payroll and employee benefits	(814,112)	(753,120)	(701,278)
Occupancy and other operating expenses	(1,055,188)	(984,004)	(918,102)
Royalty fees	(188,885)	(180,547)	(170,400)
Franchised restaurants - occupancy expenses	(63,273)	(56,057)	(51,396)
General and administrative expenses	(317,745)	(314,619)	(334,914)
Other operating expenses, net	(15,070)	(3,261)	(14,665)
Total operating costs and expenses	(3,804,788)	(3,560,754)	(3,406,896)
Operating income	228,522	236,640	250,753
Net interest expense	(88,156)	(54,247)	(60,749)
Loss from derivative instruments	(4,141)	(891)	(9,237)
Foreign currency exchange results	(38,783)	(18,420)	(23,926)
Other non-operating (expenses) income, net	(848)	(2,119)	3,562
Income before income taxes	96,594	160,963	160,403
Income tax expense	(42,722)	(46,375)	(44,603)
Net income	53,872	114,588	115,800
Less: Net income attributable to non-controlling interests	(18)	(256)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$ 53,854	$ 114,332	$ 115,529
Earnings per share information:
Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.26	$ 0.55	$ 0.54
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.26	$ 0.55	$ 0.54